UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-03495

Deutsche Money Market Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2017

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2017

Semiannual Report
to Shareholders

Deutsche Government Money Market Series

Contents

Deutsche Government Money Market Series

3 Portfolio Summary

4 Statement of Assets and Liabilities

5 Statement of Operations

6 Statements of Changes in Net Assets

7 Financial Highlights

8 Notes to Financial Statements

12 Information About Your Fund's Expenses

Government Cash Management Portfolio

15 Investment Portfolio

22 Statement of Assets and Liabilities

23 Statement of Operations

24 Statements of Changes in Net Assets

25 Financial Highlights

26 Notes to Financial Statements

31 Advisory Agreement Board Considerations and Fee Evaluation

36 Account Management Resources

38 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the fund may have a significant adverse effect on the share price of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio)	6/30/17	12/31/16

Government & Agency Obligations	55%	58%
Repurchase Agreements	45%	42%
	100%	100%

Weighted Average Maturity	6/30/17	12/31/16

Deutsche Government Money Market Series	23 days	26 days
Government & Agency Institutional*	32 days	41 days

* The fund is compared to its respective iMoneyNet category: Government & Agency Institutional — Category includes the most broadly based of the government institutional funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the portfolio's holdings, see page 15. A quarterly Fact Sheet is available on deutscheliquidity.com/US or upon request. Please see the Account Management Resources section on page 36 for contact information.

Statement of Assets and Liabilities

as of June 30, 2017 (Unaudited)
Assets
Investment in Government Cash Management Portfolio, at value	$ 7,186,990,942
Receivable for Fund shares sold	11,086
Due from Advisor	110,030
Other assets	18,604
Total assets	7,187,130,662
Liabilities
Payable for Fund shares redeemed	113,012
Distributions payable	2,453,891
Accrued Trustees' fees	1,890
Other accrued expenses and payables	58,277
Total liabilities	2,627,070
Net assets, at value	$ 7,184,503,592
Net Assets Consist of
Distributions in excess of net investment income	(69,898)
Accumulated net realized gain (loss)	551,423
Paid-in capital	7,184,022,067
Net assets, at value	$ 7,184,503,592
Net Asset Value

Institutional Shares

Net Asset Value, offering and redemption price per share ($7,184,503,592 ÷ 7,184,728,639 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2017 (Unaudited)
Investment Income
Income and expenses allocated from Government Cash Management Portfolio: Interest	$ 29,330,610
Expenses*	(4,793,158)
Net investment income allocated from Government Cash Management Portfolio	24,537,452
Expenses: Administration fee	4,147,910
Services to shareholders	397,854
Professional fees	19,951
Reports to shareholders	16,295
Registration fees	13,327
Trustees' fees and expenses	2,406
Other	46,650
Total expenses before expense reductions	4,644,393
Expense reductions	(4,644,393)
Total expenses after expense reductions	—
Net investment income	24,537,452
Net realized gain (loss) allocated from Government Cash Management Portfolio	260,550
Net increase (decrease) in net assets resulting from operations	$ 24,798,002

* Net of $1,314,680 Advisor reimbursement allocated from Government Cash Management Portfolio for the six months ended June 30, 2017.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations: Net investment income	$ 24,537,452	$ 28,480,932
Net realized gain (loss)	260,550	662,040
Net increase (decrease) in net assets resulting from operations	24,798,002	29,142,972
Distributions to shareholders from: Net investment income: Institutional Shares	(24,614,566)	(28,473,716)
Fund share transactions: Proceeds from shares sold	73,606,823,379	151,982,447,827
Reinvestment of distributions	8,123,013	16,357,051
Payments for shares redeemed	(75,507,178,920)	(155,350,118,528)
Net increase (decrease) in net assets from Fund share transactions	(1,892,232,528)	(3,351,313,650)
Increase (decrease) in net assets	(1,892,049,092)	(3,350,644,394)
Net assets at beginning of period	9,076,552,684	12,427,197,078
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $69,898 and $7,216, respectively)	$ 7,184,503,592	$ 9,076,552,684
Other Information
Shares outstanding at beginning of period	9,076,961,167	12,428,274,817
Shares sold	73,606,823,379	151,982,447,827
Shares issued to shareholders in reinvestment of distributions	8,123,013	16,357,051
Shares redeemed	(75,507,178,920)	(155,350,118,528)
Net increase (decrease) in Fund shares	(1,892,232,528)	(3,351,313,650)
Shares outstanding at end of period	7,184,728,639	9,076,961,167

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Institutional Shares
Six Months Ended 6/30/17 (Unaudited)		Years Ended December 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.003	.003	.001	.000***	.001	.001
Net realized gain (loss)	.000***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.003	.003	.001	.000***	.001	.001
Less distributions from: Net investment income	(.003)	(.003)	(.001)	(.000)***	(.001)	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.30**	.32	.11	.05	.08	.15
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7,185	9,077	12,427	16,758	15,979	19,293
Ratio of expenses before expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.26*	.27	.28	.27	.27	.27
Ratio of expenses after expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.12*	.11	.14	.14	.14	.14
Ratio of net investment income (%)	.59*	.33	.11	.05	.08	.14
[a] Total returns would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Government Money Market Series (the "Fund") is a diversified investment portfolio of Deutsche Money Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund currently offers one class of shares, Institutional Shares, to investors.

The Fund is a feeder fund that seeks to achieve its investment objective by investing substantially all of its investable assets in a master portfolio, the Government Cash Management Portfolio (the "Portfolio"), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2017, the Fund owned approximately 74% of the Portfolio.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives an allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor serves as the Investment Manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interest of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor a management fee as follows:

First $3 billion of the Fund's average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2017 through September 30, 2017, DIMA has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% of the Fund's average daily net assets.

In addition, for the period from January 1, 2017 through February 6, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.09% of the Fund's average daily net assets.

For the period from February 7, 2017 through March 26, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.10% of the Fund's average daily net assets.

For the period from March 27, 2017 through June 27, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Portfolio's average daily net assets.

Effective June 28, 2017 through June 30, 2017, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.10% of the Portfolio's average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2017, the Administration Fee was $4,147,910, all of which was waived.

In addition, the Advisor reimbursed $132,936 of other expenses.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems. Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2017, the amounts charged to the Fund by DSC aggregated $362,550, all of which was waived.

For the six months ended June 30, 2017, the Advisor reimbursed the Fund $997 of sub-recordkeeping expense.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $7,544, of which $6,724 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2017, there was one shareholder account that held approximately 14% of the outstanding shares of the Fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2017 to June 30, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six month ended June 30, 2017 (Unaudited)
Actual Fund Return*	Institutional Shares
Beginning Account Value 1/1/17	$ 1,000.00
Ending Account Value 6/30/17	$ 1,003.04
Expenses Paid per $1,000*	$ 0.60
Hypothetical 5% Fund Return
Beginning Account Value 1/1/17	$ 1,000.00
Ending Account Value 6/30/17	$ 1,024.20
Expenses Paid per $1,000*	$ 0.60

* Expenses include amounts allocated proportionally from the master portfolio.

** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Institutional Shares
Deutsche Government Money Market Series	.12%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

(The following financial statements of the Government Cash Management Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2017 (Unaudited)

	Principal Amount ($)	Value ($)

Government & Agency Obligations 55.5%
U.S. Government Sponsored Agencies 47.8%
Federal Farm Credit Bank:
0.75%**, 10/5/2017	38,500,000	38,425,362
0.88%*, 3/2/2018	50,000,000	50,000,000
0.953%**, 10/5/2017	5,000,000	4,987,467
1.026%*, 1/9/2019	50,000,000	50,000,000
1.11%*, 10/27/2017	100,000,000	100,000,000
1.147%*, 7/20/2018	68,800,000	68,800,000
1.192%*, 4/20/2018	90,000,000	89,996,173
1.25%*, 8/27/2018	75,000,000	74,993,245
1.259%*, 3/8/2018	30,000,000	29,998,939
1.264%*, 8/29/2017	10,000,000	10,001,258
1.283%*, 11/13/2018	60,000,000	60,000,000
1.303%*, 12/5/2018	50,000,000	50,000,000
1.324%*, 9/21/2017	80,000,000	80,000,000
1.332%*, 6/20/2018	40,000,000	40,000,000
Federal Home Loan Bank:
0.634%**, 7/24/2017	45,000,000	44,982,031
0.649%**, 8/9/2017	200,000,000	199,861,333
0.684%**, 8/25/2017	30,000,000	29,969,063
0.74%**, 7/3/2017	65,000,000	64,997,364
0.76%**, 10/18/2017	50,000,000	49,886,458
0.76%**, 10/25/2017	25,000,000	24,939,583
0.791%**, 7/5/2017	40,000,000	39,996,533
0.791%**, 11/8/2017	47,000,000	46,867,617
0.818%*, 1/17/2018	78,000,000	78,000,000
0.88%*, 2/2/2018	111,500,000	111,500,000
0.881%*, 2/1/2018	92,000,000	92,000,000
0.909%*, 8/14/2017	140,000,000	140,000,000
0.923%**, 9/22/2017	17,500,000	17,463,284
0.928%**, 8/4/2017	50,000,000	49,956,792
0.929%*, 2/8/2018	68,500,000	68,497,788
0.953%**, 7/17/2017	70,000,000	69,970,756
0.953%**, 10/31/2017	24,600,000	24,521,635
0.963%**, 8/24/2017	25,000,000	24,964,375
0.986%*, 8/22/2017	108,000,000	107,998,575
0.994%*, 7/18/2017	95,000,000	95,000,000
1.004%**, 10/20/2017	25,000,000	24,923,688
1.042%*, 5/30/2018	52,000,000	52,000,000
1.047%*, 3/19/2018	8,000,000	8,000,000
1.049%**, 9/15/2017	85,000,000	84,814,275
1.051%*, 1/23/2018	75,000,000	74,999,895
1.052%*, 1/26/2018	25,000,000	24,999,410
1.053%**, 11/17/2017	59,000,000	58,763,310
1.064%*, 3/8/2018	105,000,000	105,000,000
1.071%*, 12/27/2017	300,000,000	300,000,000
1.09%*, 10/30/2017	50,000,000	49,999,263
1.095%**, 10/27/2017	27,000,000	26,904,420
1.125%**, 11/22/2017	35,000,000	34,844,600
1.14%*, 8/9/2017	34,540,000	34,555,284
1.17%*, 8/28/2017	285,000,000	284,995,436
1.199%*, 8/18/2017	160,000,000	159,969,303
Federal Home Loan Mortgage Corp.:
0.7%**, 10/2/2017	150,000,000	149,732,625
0.862%**, 8/24/2017	92,000,000	91,882,700
0.905%*, 8/10/2018	100,000,000	100,000,000
0.905%*, 10/10/2018	85,500,000	85,500,000
0.937%*, 12/22/2017	90,000,000	90,000,000
0.967%*, 1/11/2018	25,000,000	25,000,000
0.972%*, 2/22/2018	94,000,000	94,000,000
1.004%**, 10/10/2017	10,000,000	9,972,225
1.2%*, 12/21/2017	133,500,000	133,500,000
1.239%*, 3/8/2018	65,000,000	65,000,000
1.344%*, 7/21/2017	60,000,000	59,999,662
Federal National Mortgage Association:
0.875%, 10/26/2017	30,000,000	30,008,609
1.128%*, 1/11/2018	60,000,000	60,101,642
1.23%*, 3/21/2018	100,000,000	100,013,095
1.232%*, 7/20/2017	80,000,000	79,999,789
		4,628,054,862
U.S. Treasury Obligations 7.7%
U.S. Treasury Bills:
0.635%**, 8/10/2017	45,000,000	44,968,700
0.671%**, 8/24/2017	61,000,000	60,939,427
0.73%**, 7/6/2017	12,265,000	12,263,705
0.771%**, 7/6/2017	3,970,000	3,969,603
1.029%**, 11/9/2017	50,000,000	49,815,326
U.S. Treasury Floating Rate Notes:
1.073%*, 4/30/2019	30,000,000	30,010,980
1.08%*, 7/31/2017	196,500,000	196,522,610
1.173%*, 10/31/2018	30,000,000	30,070,452
1.177%*, 7/31/2018	30,000,000	30,060,178
1.193%*, 4/30/2018	30,000,000	30,055,259
1.275%*, 1/31/2018	115,000,000	115,212,836
U.S. Treasury Note, 0.875%, 8/15/2017	140,000,000	140,042,158
		743,931,234
Total Government & Agency Obligations (Cost $5,371,986,096)		5,371,986,096
Repurchase Agreements 46.1%
BNP Paribas, 1.01%, dated 6/30/2017, to be repurchased at $250,021,042 on 7/3/2017 (a)	250,000,000	250,000,000
BNP Paribas, 1.08%, dated 6/30/2017, to be repurchased at $240,021,600 on 7/3/2017 (b)	240,000,000	240,000,000
BNP Paribas, 1.09%, dated 6/30/2017, to be repurchased at $23,002,089 on 7/3/2017 (c)	23,000,000	23,000,000
BNP Paribas, 1.1%, dated 6/30/2017, to be repurchased at $95,108,718 on 7/3/2017 (d)	95,100,000	95,100,000
Citigroup Global Markets, Inc., 1.01%, dated 6/30/2017, to be repurchased at $100,008,417 on 7/3/2017 (e)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 1.08%, dated 6/30/2017, to be repurchased at $5,000,450 on 7/3/2017 (f)	5,000,000	5,000,000
Federal Reserve Bank of New York, 1.0%, dated 6/30/2017, to be repurchased at $3,300,275,000 on 7/3/2017 (g)	3,300,000,000	3,300,000,000
HSBC Securities, Inc., 1.07%, dated 6/30/2017, to be repurchased at $15,001,338 on 7/3/2017 (h)	15,000,000	15,000,000
Nomura Securities International, 1.13%, dated 6/30/2017, to be repurchased at $375,035,313 on 7/3/2017 (i)	375,000,000	375,000,000
Wells Fargo Bank, 1.1%, dated 6/30/2017, to be repurchased at $55,705,106 on 7/3/2017 (j)	55,700,000	55,700,000
Total Repurchase Agreements (Cost $4,458,800,000)		4,458,800,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $9,830,786,096)†	101.6	9,830,786,096
Other Assets and Liabilities, Net	(1.6)	(150,894,101)
Net Assets	100.0	9,679,891,995

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2017.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $9,830,786,096.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
300	U.S. Treasury Bond	8.875	2/15/2019	346
248,845,200	U.S. Treasury Notes	1.125–2.5	6/30/2021– 5/15/2024	254,999,658
Total Collateral Value				255,000,004

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
200	U.S. Treasury Bills	Zero Coupon	7/20/2017– 3/29/2018	199
49,697,700	U.S. Treasury Bonds	3.625–6.125	8/15/2029– 8/15/2043	58,448,562
9,357,200	U.S. Treasury Inflation– Indexed Notes	0.25–0.375	1/15/2025– 7/15/2025	9,596,875
175,989,600	U.S. Treasury Notes	0.875–2.375	5/31/2018– 5/15/2027	176,754,391
Total Collateral Value				244,800,027

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
200	U.S. Treasury Bill	Zero Coupon	7/20/2017	200
23,250,000	U.S. Treasury Note	1.875	2/28/2022	23,459,855
Total Collateral Value				23,460,055

(d) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
86,487,592	Federal National Mortgage Association	3.0–3.5	11/1/2036– 11/25/2046	88,440,407
61,219,839	Federal National Mortgage Association — Interest Only	3.5–5.5	12/25/2026–3/25/2042	8,418,295
542,218	FHLMC Multifamily Structured Pass–Through Certificates	1.508	12/25/2021	27,463
520	Government National Mortgage Association	2.125–2.375	10/20/2025–3/20/2037	532
117,600	U.S. Treasury Note	2.0	11/15/2026	115,303
Total Collateral Value				97,002,000

(e) Collateralized by $99,823,000 U.S. Treasury Notes, with the various coupon rates from 0.875–3.5%, with various maturity dates of 9/15/2019–2/15/2027 with a value of $102,000,049.

(f) Collateralized by $5,091,900 U.S. Treasury Note, 0.5%, maturing on 7/31/2017 with a value of $5,100,063.

(g) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
418,737,200	U.S. Treasury Bond	3.125	11/15/2041	446,740,774
2,888,321,900	U.S. Treasury Notes	1.625–1.75	11/15/2022–5/15/2023	2,853,534,265
Total Collateral Value				3,300,275,039

(h) Collateralized by $33,135,000 U.S. Treasury Bond, Zero Coupon, maturing on 5/15/2044 with a value of $15,301,743.

(i) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
157,710,112	Federal Home Loan Mortgage Corp.	2.0–7.5	1/1/2018– 6/1/2047	165,829,523
129,761,008	Federal National Mortgage Association	2.5–6.0	7/1/2017– 5/1/2047	135,292,233
75,106,702	Government National Mortgage Association	2.5–5.0	5/20/2032– 6/15/2047	79,352,496
1,000	Resolution Funding Corp.	8.875	4/15/2030	1,634
183,200	U.S. Treasury Bond	4.375	5/15/2041	236,764
1,772,400	U.S. Treasury Note	1.625	3/15/2020	1,787,350
Total Collateral Value				382,500,000

(j) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
54,651,532	Federal Home Loan Mortgage Corp.	3.5	4/01/2047	56,433,141
388,000	Financing Corp.	Zero Coupon	11/30/2017– 12/6/2018	380,860
Total Collateral Value				56,814,001

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (k)	$ —	$ 5,371,986,096	$ —	$ 5,371,986,096
Repurchase Agreements	—	4,458,800,000	—	4,458,800,000
Total	$ —	$ 9,830,786,096	$ —	$ 9,830,786,096

There have been no transfers between fair value measurement levels during the period ended June 30, 2017.

(k) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2017 (Unaudited)
Assets
Investment in non-affiliated securities, valued at amortized cost	5,371,986,096
Repurchase agreements, valued at amortized cost	4,458,800,000
Investments in securities, at value (cost $9,830,786,096)	9,830,786,096
Interest receivable	3,760,114
Other assets	430,815
Total assets	9,834,977,025
Liabilities
Cash overdraft	153,830,749
Accrued investment advisory fee	635,791
Accrued Trustees' fees	122,127
Other accrued expenses and payables	496,363
Total liabilities	155,085,030
Net assets, at value	$ 9,679,891,995

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2017 (Unaudited)
Investment Income
Income: Interest	$ 39,722,420
Expenses: Management fee	5,771,855
Administration fee	1,682,209
Custodian fee	66,323
Professional fees	119,548
Reports to shareholders	21,919
Trustees' fees and expenses	357,339
Other	227,074
Total expenses before expense reductions	8,246,267
Expense reductions	(1,766,077)
Total expenses after expense reductions	6,480,190
Net investment income	33,242,230
Net realized gain (loss) from investments	338,888
Net increase (decrease) in net assets resulting from operations	$ 33,581,118

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations: Net investment income	$ 33,242,230	$ 40,914,815
Net realized gain (loss)	338,888	982,819
Net increase (decrease) in net assets resulting from operations	33,581,118	41,897,634
Capital transactions in shares of beneficial interest: Proceeds from capital invested	28,570,295,969	58,926,868,323
Value of capital withdrawn	(30,898,917,843)	(65,014,865,274)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(2,328,621,874)	(6,087,996,951)
Increase (decrease) in net assets	(2,295,040,756)	(6,046,099,317)
Net assets at beginning of period	11,974,932,751	18,021,032,068
Net assets at end of period	$ 9,679,891,995	$ 11,974,932,751

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Six Months Ended 6/30/17 (Unaudited)		Years Ended December 31,
		2016	2015	2014	2013	2012
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9,680	11,975	18,021	19,918	20,214	24,810
Ratio of expenses before expense reductions (%)	.15*	.16	.17	.17	.16	.17
Ratio of expenses after expense reductions (%)	.12*	.11	.14	.14	.14	.14
Ratio of net investment income (%)	.59*	.32	.11	.05	.08	.14
Total Return (%)[a,b]	.30**	.32	.11	.05	.08	.14

[a] Total return would have been lower had certain expenses not been reduced.

[b] Total return for the Portfolio was derived from the performance of Deutsche Government Cash Reserves Fund Institutional.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated Deutsche feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2017, Deutsche Government Cash Management Fund, Deutsche Government Cash Reserves Fund Institutional and Deutsche Government Money Market Series owned approximately 13%, 9% and 74%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

As of June 30, 2017, the Portfolio held repurchase agreements with a gross value of $4,458,800,000 The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

For the period from January 1, 2017 through February 6, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.09% of the Portfolio's average daily net assets.

For the period from February 7, 2017 through March 26, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.10% of the Portfolio's average daily net assets.

For the period from March 27, 2017 through June 27, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Portfolio's average daily net assets.

Effective June 28, 2017 through June 30, 2017, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.10% of the Portfolio's average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2017, the Advisor waived a portion of its management fee aggregating $1,766,077, and the amount charged aggregated $4,005,778, which was equivalent to an annualized effective rate of 0.07%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2017, the Administration Fee was $1,682,209, of which $220,103 is unpaid.

Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2017, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $1,045, of which $728 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2017.

Advisory Agreement Board Considerations and Fee Evaluation

Deutsche Government Money Market Series (the "Fund"), a series of Deutsche Money Market Trust, invests substantially all of its assets in Government Cash Management Portfolio (the "Portfolio") in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the "Portfolio Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the "Fund Agreement," and together with the Portfolio Agreement, the "Agreements") in September 2016. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the "Board" or "Trustees."

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund, and that the Fund Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA provides portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2015, the Fund’s gross performance (Institutional Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board noted that the Portfolio’s and the Fund’s strategy was changed during the year in order to permit the Portfolio and the Fund to operate as a "government money market fund" under applicable Securities and Exchange Commission rules.

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). The Board considered that the Portfolio’s management fee was reduced by 0.03% at all breakpoint levels in connection with the restructuring of the Portfolio and the Fund into government money market funds. The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. Based on Broadridge data provided as of December 31, 2015, the Board noted that the Fund’s total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were lower than the median of the applicable Broadridge expense universe for Institutional Shares (2nd quartile). The Board noted the expense limitation agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Portfolio and the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Portfolio and the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board noted that the Portfolio’s and the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Account Management Resources

Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

For shareholders of Institutional Shares and Institutional Shares MGD:
For More Information	(800) 730-1313 To speak with a Shareholder Service representative.
Web Site

deutscheliquidity.com/US

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Written Correspondence	Deutsche AM Service Company Institutional Money Funds — Client Services PO Box 219210 Kansas City, MO 64121-9210 ifunds@db.com

For shareholders of Institutional Shares PS and Institutional Shares PRS:
For More Information	(800) 728-3337 To speak with a Shareholder Service representative.
Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151

	Institutional Shares	Institutional Shares MGD	Institutional Shares PS	Institutional Shares PRS
Nasdaq Symbol	ICAXX	MCAXX	SPMXX	SCRXX
Fund Number	2403	2023	2402	2309

The fund currently offers one class of shares, Institutional Shares. Managed Shares ("Institutional Shares MGD"), Prime Reserve Class S Shares ("Institutional Shares PRS") and Premium Class S Shares ("Institutional Shares PS") (the "legacy classes") were combined into Institutional Shares as of the close of business on October 1, 2008. The legacy classes are no longer offered separately. Because the eligibility and minimum investment requirements for each of the legacy classes differ from the Institutional Shares, shareholders of the fund who were shareholders of a legacy class may continue to purchase shares of the fund in accordance with the investment requirements in effect for each applicable legacy class prior to the share classes being combined. Any account privileges previously available to shareholders of the legacy classes remain unchanged.

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 05/2017

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Government Money Market Series, a series of Deutsche Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	8/29/2017